Debt Pending Acquisition (Narrative) (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 EUR (€)
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 9,300.0
Line of Credit Facility, Maximum Borrowing Capacity | €					€ 100.0
Other income (expense), net		$ 0.9	$ (6.5)	$ 18.9
Amortization of Financing Costs	$ 1.3
MillerCoors Acquisition Bridge Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		364 days
Line of Credit Facility, Commitment Fee Amount		$ 49.2
MillerCoors Acquisition Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		3,000.0
Debt Issuance Cost		8.3
Amortization of Financing Costs		0.1
Bridge Facility Fees [Member]
Debt Instrument [Line Items]
Other income (expense), net		$ (6.9)	$ 0.0	$ 0.0
Bridge Loan Three Year Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		3 years
Bridge Loan Three Year Tranche [Member] | MillerCoors Acquisition Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,500.0
Bridge Loan Five Year Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		5 years
Bridge Loan Five Year Tranche [Member] | MillerCoors Acquisition Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,500.0